Submission	Sep. 16, 2024
Submission [Line Items]
Central Index Key	0000920148
Registrant Name	LABCORP HOLDINGS INC.
Registration File Number	333-279510
Form Type	S-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES